Provisions - Sensitivity of the Value of Termination, Post-Employment and Other Obligations (Details) - Discount rate € in Millions	Dec. 31, 2017 EUR (€)
Decrease in actuarial assumption
Percent of possible decrease in actuarial assumption	(1.00%)
Impact on value	€ (270)
Impact on income statement	€ (230)
Increase in actuarial assumption
Percentage of possible increase in actuarial assumption	1.00%
Impact on value	€ 248
Impact on income statement	€ 213